Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income	Retained earnings	Total	Noncontrolling interests	Total
Balance at Dec. 31, 2021	$ 107,010	$ 108,841	$ (5,761)	$ (666)	$ 660,300	$ 869,724	$ 2,258	$ 871,982
Balance (in shares) at Dec. 31, 2021	356,700,000		(8,102,000)
Statement [line items]
Profit for the year					236,982	236,982	(1,515)	235,467
Other comprehensive income				448		448	124	572
Total comprehensive income for the year				448	236,982	237,430	(1,391)	236,039
Contributions by and distributions to owners
Declaration of cash dividends					(217,873)	(217,873)		(217,873)
Share-based compensation expenses		2,664				2,664	140	2,804
Restricted stock vested		(167)	$ 167
Restricted stock vested (in shares)			236,000
Aggregate of contribution by and distribution to owners		2,497	$ 167		(217,873)	(215,209)	140	(215,069)
Aggregate of contribution by and distribution to owners (in shares)			236,000
Changes in ownership interests
New shares issued by subsidiary		115				115	445	560
Dilution gain of equity method investment		796				796		796
Effect of Himax Media Solutions, Inc. merged into Himax Taiwan					(104)	(104)	(197)	(301)
Disposal of financial assets at fair value through other comprehensive income					(180)	(180)	(6)	(186)
Aggregate of changes in ownership interests		911			(284)	627	242	869
Balance at Dec. 31, 2022	$ 107,010	112,249	$ (5,594)	(218)	679,125	892,572	1,249	893,821
Balance (in shares) at Dec. 31, 2022	356,700,000		(7,866,000)
Statement [line items]
Profit for the year					50,616	50,616	(1,195)	49,421
Other comprehensive income				38		38	2	40
Total comprehensive income for the year				38	50,616	50,654	(1,193)	49,461
Contributions by and distributions to owners
Declaration of cash dividends					(83,720)	(83,720)		(83,720)
Dividend Equivalents					(379)	(379)		(379)
Share-based compensation expenses		2,623				2,623	40	2,663
Restricted stock vested		(437)	$ 437
Restricted stock vested (in shares)			615,000
Aggregate of contribution by and distribution to owners		2,186	$ 437		(84,099)	(81,476)	40	(81,436)
Aggregate of contribution by and distribution to owners (in shares)			615,000
Changes in ownership interests
New shares issued by subsidiary					(5,098)	(5,098)	6,015	917
Purchase of subsidiaries shares from noncontrolling interest					(21)	(21)	12	(9)
Dilution gain of equity method investment		213				213		213
Acquired the controlling power from noncontrolling interest							811	811
Liquidation of financial assets at fair value through other comprehensive income					(76)	(76)		(76)
Aggregate of changes in ownership interests		213			(5,195)	(4,982)	6,838	1,856
Balance at Dec. 31, 2023	$ 107,010	114,648	$ (5,157)	(180)	640,447	856,768	6,934	863,702
Balance (in shares) at Dec. 31, 2023	356,700,000		(7,251,380)
Statement [line items]
Profit for the year					79,755	79,755	15	79,770
Other comprehensive income				8,801		8,801	(6)	8,795
Total comprehensive income for the year				8,801	79,755	88,556	9	88,565
Contributions by and distributions to owners
Treasury shares acquired			$ (832)			(832)		(832)
Treasury shares acquired (share)			(246,000)
Declaration of cash dividends					(50,670)	(50,670)		(50,670)
Dividend Equivalents		2			(151)	(149)		(149)
Share-based compensation expenses		1,169				1,169	78	1,247
Restricted stock vested		(443)	$ 443
Restricted stock vested (in shares)			625,000
Aggregate of contribution by and distribution to owners		728	$ (389)		(50,821)	(50,482)	78	(50,404)
Aggregate of contribution by and distribution to owners (in shares)			379,000
Changes in ownership interests
New shares issued by subsidiary					62	62	9	71
Purchase of subsidiaries shares from noncontrolling interest					(4,843)	(4,843)	(764)	(5,607)
Aggregate of changes in ownership interests					(4,781)	(4,781)	(755)	(5,536)
Balance at Dec. 31, 2024	$ 107,010	$ 115,376	$ (5,546)	$ 8,621	$ 664,600	$ 890,061	$ 6,266	$ 896,327
Balance (in shares) at Dec. 31, 2024	356,700,000		(6,872,000)